LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MARCH 11, 2013 TO THE

STATEMENTS OF ADDITIONAL INFORMATION OF THE

FUNDS LISTED IN SCHEDULE A

The following text replaces any inconsistent information on accumulation privilege in the section of the fund’s Statement of Additional Information titled “Purchase of Shares – Sales Charge Waivers and Reductions – Accumulation Privilege”:

Qualifying for a reduced Class A sales charge

Accumulation Privilege – allows you to combine the current value of shares of the fund with other shares of funds sold by the distributor that are owned by:

•	you or

•	your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charges.

If you hold fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be combined. Shares of money market funds sold by the distributor that were not acquired by exchange from other funds offered with a sales charge may not be combined. Please contact your Service Agent or the fund for additional information.

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

SCHEDULE A

LEGG MASON PARTNERS INCOME TRUST

Fund	Date of Statement of Additional Information
Western Asset California Municipals Fund	July 1, 2012
Western Asset Managed Municipals Fund	July 1, 2012
Western Asset Emerging Markets Debt Fund	July 1, 2012
Western Asset Intermediate-Term Municipals Fund	August 1, 2012
Western Asset New Jersey Municipals Fund	August 1, 2012
Western Asset New York Municipals Fund	August 1, 2012
Western Asset Pennsylvania Municipals Fund	August 1, 2012
Western Asset Oregon Municipals Fund	September 1, 2012
Western Asset Adjustable Rate Income Fund	August 1, 2012
Western Asset Global Strategic Income Fund	November 28, 2012
Western Asset High Income Fund	November 28, 2012
Western Asset Municipal High Income Fund	November 28, 2012
Western Asset Short Duration Municipal Income Fund	March 1, 2013
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2012
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2012
Western Asset Massachusetts Municipals Fund	March 31, 2012
Western Asset Global High Yield Bond Fund	August 1, 2012
Western Asset Mortgage Backed Securities Fund	August 1, 2012
Western Asset Corporate Bond Fund	August 1, 2012
Western Asset Short-Term Bond Fund	August 1, 2012

Please retain this supplement for future reference.

LMFX015407

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